As filed with the Securities and Exchange Commission on November 21, 2024
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	871	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	873	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(626) 914-7363
(Registrant’s Telephone Number, including Area Code)

Jay S. Fitton, Secretary
Trust for Professional Managers
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 852, filed on March 26, 2024. The sole purpose of this Post-Effective Amendment No. 871 is to file an exhibit.

TRUST FOR PROFESSIONAL MANAGERS
PART C

CONVERGENCE LONG/SHORT EQUITY ETF

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 744 to its Registration Statement on Form N-1A with the SEC on September 25, 2020, and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 820 to its Registration Statement on Form N-1A with the SEC on January 26, 2023, and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)
Investment Advisory Agreement was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 with the SEC on January 25, 2022, and is incorporated by reference.

(e)	(1)	(i)
ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 758 to its Registration Statement on Form N-1A with the SEC on March 3, 2021, and is incorporated by reference.

(ii)
First Amendment to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 783 to its Registration Statement on Form N-1A with the SEC on September 15, 2021, and is incorporated by reference.

(iii)
Novation Agreement to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 797 to its Registration Statement on Form N-1A with the SEC on February 11, 2022, and is incorporated by reference.

(iv)
First Amendment to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 797 to its Registration Statement on Form N-1A with the SEC on February 11, 2022, and is incorporated by reference.

(v)
Second Amendment to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 825 to its Registration Statement on Form N-1A with the SEC on March 9, 2023, and is incorporated by reference.

(vi)
Third Amendment to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 851 to its Registration Statement on Form N-1A with the SEC on March 11, 2024, and is incorporated by reference.

(vii)
Fourth Amendment to ETF Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 864 to its Registration Statement on Form N-1A with the SEC on August 9, 2024, and is incorporated by reference.

(2)
Form of Authorized Participant Agreement previously filed with the Registrant’s Post-Effective Amendment No. 783 to its Registration Statement on Form N-1A with the SEC on September 15, 2021, and is incorporated herein by reference.

(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)		(i)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 758 to its Registration Statement on Form N-1A with the SEC on March 3, 2021, and is incorporated herein by reference.

(ii)
First Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 783 to its Registration Statement on Form N-1A with the SEC on September 15, 2021, and is incorporated herein by reference.

(iii)
Second Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 797 to its Registration Statement on Form N-1A with the SEC on February 11, 2022, and is incorporated herein by reference.

(iv)
Third Amendment to Custody Agreement was previously filed with Registrant’s Port-Effective Amendment No. 801 to its Registration Statement on Form N-1A with the SEC on April 20, 2022, and is incorporated herein by reference.

(v)
Fourth Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 825 to its Registration Statement on Form N-1A with the SEC on March 9, 2023, and is incorporated by reference.

(vi)
Fifth Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 843 to its Registration Statement on Form N-1A with the SEC on October 31, 2023, and is incorporated by reference.

(vii)
Sixth Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 851 to its Registration Statement on Form N-1A with the SEC on March 11, 2024, and is incorporated by reference.

(viii)
Seventh Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 864 to its Registration Statement on Form N-1A with the SEC on August 9, 2024, and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 758 to its Registration Statement on Form N-1A with the SEC on March 3, 2022, and is incorporated herein by reference.

(ii)
First Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 783 to its Registration Statement on Form N-1A with the SEC on September 15, 2021, and is incorporated herein by reference.

(iii)
Second Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 797 to its Registration Statement on Form N-1A with the SEC on February 11, 2022, and is incorporated herein by reference.

(iv)
Third Amendment to Fund Servicing Agreement was previously filed with Registrant’s Port-Effective Amendment No. 801 to its Registration Statement on Form N-1A with the SEC on April 20, 2022, and is incorporated herein by reference.

(v)
Fourth Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 825 to its Registration Statement on Form N-1A with the SEC on March 9, 2023, and is incorporated by reference.

(vi)
Fifth Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 843 to its Registration Statement on Form N-1A with the SEC on October 31, 2023, and is incorporated by reference.

(vii)
Sixth Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 851 to its Registration Statement on Form N-1A with the SEC on March 11, 2024, and is incorporated by reference.

(viii)
Seventh Amendment to Fund Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 864 to its Registration Statement on Form N-1A with the SEC on August 9, 2024, and is incorporated by reference.

	(2)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 848 to its Registration Statement on Form N-1A with the SEC on January 25, 2024, and is incorporated by reference.
(i)			Legal Opinions.
(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 852 to its Registration Statement on Form N-1A with the SEC on March 26, 2024, and is incorporated by reference.

	(2)		Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 852 to its Registration Statement on Form N-1A with the SEC on March 26, 2024, and is incorporated by reference.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.

(k)		Omitted Financial Statements — Not Applicable.
(l)
Agreement Relating to Initial Capital was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)		Rule 12b-1 Plan — Not Applicable.
(n)		Rule 18f-3 Plan — Not Applicable.
(o)		Reserved.
(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 801 to its Registration Statement on Form N-1A with the SEC on April 20, 2022, and is incorporated by reference.

(2)
Code of Ethics for Adviser was previously filed with Registrant’s Post-Effective Amendment No. 852 to its Registration Statement on Form N-1A with the SEC on March 26, 2024, and is incorporated by reference.

	(3)	Code of Ethics for Principal Underwriter — not applicable per Rule 17j-1(c)(3).

Item 29.    Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification.

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser.

Convergence Investment Partners, LLC (the “Adviser”) serves as the investment adviser for the Convergence Long/Short Equity ETF (the “Fund”). The principal business address of the Adviser is 3801 PGA Boulevard, Suite 1001, Palm Beach Gardens, FL 33410. With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) currently on file with the Securities and Exchange Commission (“SEC”). The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.    Foreside Fund Services, LLC

(a)    Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.AB Active ETFs, Inc.
2.ABS Long/Short Strategies Fund
3.Absolute Shares Trust

4.ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.AdvisorShares Trust
9.AFA Private Credit Fund
10.AGF Investments Trust
11.AIM ETF Products Trust
12.Alexis Practical Tactical ETF, Series of Listed Funds Trust
13.AlphaCentric Prime Meridian Income Fund
14.American Century ETF Trust
15.Amplify ETF Trust
16.Applied Finance Dividend Fund, Series of World Funds Trust
17.Applied Finance Explorer Fund, Series of World Funds Trust
18.Applied Finance Select Fund, Series of World Funds Trust
19.ARK ETF Trust
20.ARK Venture Fund
21.Bitwise Funds Trust
22.Bluestone Community Development Fund
23.BondBloxx ETF Trust
24.Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
25.Bridgeway Funds, Inc.
26.Brinker Capital Destinations Trust
27.Brookfield Real Assets Income Fund Inc.
28.Build Funds Trust
29.Calamos Antetokounmpo Global Sustainable Equities ETF, Series of Calamos ETF Trust
30.Calamos Convertible and High Income Fund
31.Calamos Convertible Equity Alternative ETF, Series of Calamos ETF Trust
32.Calamos Convertible Opportunities and Income Fund
33.Calamos Dynamic Convertible and Income Fund
34.Calamos Global Dynamic Income Fund
35.Calamos Global Total Return Fund
36.Calamos Strategic Total Return Fund
37.Carlyle Tactical Private Credit Fund
38.Cascade Private Capital Fund
39.Catalyst Strategic Income Opportunities Fund
40.CBRE Global Real Estate Income Fund
41.Center Coast Brookfield MLP & Energy Infrastructure Fund
42.Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
43.Clifford Capital International Value Fund, Series of World Funds Trust
44.Clifford Capital Partners Fund, Series of World Funds Trust
45.Cliffwater Corporate Lending Fund
46.Cliffwater Enhanced Lending Fund
47.Cohen & Steers Infrastructure Fund, Inc.
48.Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
49.CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
50.CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
51.Curasset Capital Management Core Bond Fund, Series of World Funds Trust
52.Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
53.CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
54.Davis Fundamental ETF Trust
55.Defiance Connective Technologies ETF, Series of ETF Series Solutions
56.Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
57.Defiance Next Gen H2 ETF, Series of ETF Series Solutions
58.Defiance Quantum ETF, Series of ETF Series Solutions
59.Denali Structured Return Strategy Fund
60.Dividend Performers ETF, Series of Listed Funds Trust
61.Dodge & Cox Funds

62.DoubleLine ETF Trust
63.DoubleLine Income Solutions Fund
64.DoubleLine Opportunistic Credit Fund
65.DoubleLine Yield Opportunities Fund
66.DriveWealth ETF Trust
67.EIP Investment Trust
68.Ellington Income Opportunities Fund
69.ETF Opportunities Trust
70.Evanston Alternative Opportunities Fund
71.Exchange Listed Funds Trust
72.Exchange Place Advisors Trust
73.FlexShares Trust
74.Forum Funds
75.Forum Funds II
76.Forum Real Estate Income Fund
77.Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
78.Grayscale Future of Finance ETF, Series of ETF Series Solutions
79.Guinness Atkinson Funds
80.Harbor ETF Trust
81.Hawiian Tax-Free Trust
82.Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
83.Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
84.Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
85.Horizon Kinetics Medical ETF, Series of Listed Funds Trust
86.Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
87.IDX Funds
88.Innovator ETFs Trust
89.Ironwood Institutional Multi-Strategy Fund LLC
90.Ironwood Multi-Strategy Fund LLC
91.Jensen Quality Growth ETF, Series of Trust for Professional Managers
92.John Hancock Exchange-Traded Fund Trust
93.LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
94.Mairs & Power Balanced Fund, Series of Trust for Professional Managers
95.Mairs & Power Growth Fund, Series of Trust for Professional Managers
96.Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
97.Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
98.Manor Investment Funds
99.Milliman Variable Insurance Trust
100.Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
101.Morgan Stanley ETF Trust
102.Morningstar Funds Trust
103.Mutual of America Investment Corporation
104.NEOS ETF Trust
105.Niagara Income Opportunities Fund
106.NXG Cushing® Midstream Energy Fund
107.Opal Dividend Income ETF, Series of Listed Funds Trust
108.OTG Latin American Fund, Series of World Funds Trust
109.Overlay Shares Core Bond ETF, Series of Listed Funds Trust
110.Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
111.Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
112.Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
113.Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
114.Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
115.Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
116.Palmer Square Funds Trust
117.Palmer Square Opportunistic Income Fund
118.Partners Group Private Income Opportunities, LLC

119.Performance Trust Mutual Funds, Series of Trust for Professional Managers
120.Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
121.Perkins Discovery Fund, Series of World Funds Trust
122.Philotimo Focused Growth and Income Fund, Series of World Funds Trust
123.Plan Investment Fund, Inc.
124.Point Bridge America First ETF, Series of ETF Series Solutions
125.Preferred-Plus ETF, Series of Listed Funds Trust
126.Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
127.Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
128.Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
129.Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
130.Renaissance Capital Greenwich Funds
131.Reynolds Funds, Inc.
132.RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
133.RiverNorth Patriot ETF, Series of Listed Funds Trust
134.RMB Investors Trust
135.Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
136.Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
137.Roundhill Alerian LNG ETF, Series of Listed Funds Trust
138.Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
139.Roundhill Cannabis ETF, Series of Listed Funds Trust
140.Roundhill ETF Trust
141.Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
142.Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
143.Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
144.Roundhill Video Games ETF, Series of Listed Funds Trust
145.Rule One Fund, Series of World Funds Trust
146.Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
147.Six Circles Trust
148.Sound Shore Fund, Inc.
149.SP Funds Trust
150.Sparrow Funds
151.Spear Alpha ETF, Series of Listed Funds Trust
152.STF Tactical Growth & Income ETF, Series of Listed Funds Trust
153.STF Tactical Growth ETF, Series of Listed Funds Trust
154.Strategic Trust
155.Strategy Shares
156.Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
157.Tekla World Healthcare Fund
158.Tema ETF Trust
159.The 2023 ETF Series Trust
160.The 2023 ETF Series Trust II
161.The Cook & Bynum Fund, Series of World Funds Trust
162.The Community Development Fund
163.The Finite Solar Finance Fund
164.The Private Shares Fund
165.The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166.Third Avenue Trust
167.Third Avenue Variable Series Trust
168.Tidal ETF Trust
169.Tidal Trust II
170.Tidal Trust III
171.TIFF Investment Program
172.Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
173.Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.Timothy Plan International ETF, Series of The Timothy Plan
175.Timothy Plan Market Neutral ETF, Series of The Timothy Plan
176.Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

177.Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
178.Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
179.Total Fund Solution
180.Touchstone ETF Trust
181.T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
182.T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
183.TrueShares Active Yield ETF, Series of Listed Funds Trust
184.TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
185.TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
186.TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
187.TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
188.TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
189.TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
190.TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
191.TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
192.TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
193.TrueShares Structured Outcome (May) ETF, Listed Funds Trust
194.TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
195.TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
196.TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
197.TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
198.U.S. Global Investors Funds
199.Union Street Partners Value Fund, Series of World Funds Trust
200.Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
201.Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
202.Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
203.Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
204.Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
205.Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
206.VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
207.VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
208.VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
209.VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
210.VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
211.VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
212.VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II
213.VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
214.VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
215.VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
216.VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
217.VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
218.VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
219.VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
220.VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
221.VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
222.VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
223.VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
224.VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
225.VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
226.VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
227.VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
228.VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
229.VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
230.VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
231.VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
232.VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
233.Volatility Shares Trust
234.West Loop Realty Fund, Series of Investment Managers Series Trust

235.Wilshire Mutual Funds, Inc.
236.Wilshire Variable Insurance Trust
237.WisdomTree Digital Trust
238.WisdomTree Trust
239.WST Investment Trust
240.XAI Octagon Floating Rate & Alternative Income Term Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Convergence Investment Partners, LLC 3801 PGA Boulevard, Suite 1001 Palm Beach Gardens, FL 33410
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100, Portland, ME 04101

Item 34.    Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 871 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 871 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 21st day of November, 2024.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
Chairperson, President and Interested Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 871 to the Registrant’s Registration Statement has been signed below on November 21, 2024, by the following persons in the capacities indicated.

Signature	Title
/s/ John P. Buckel John P. Buckel	Chairperson, President and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Vincent P. Lyles* Vincent P. Lyles	Independent Trustee
Erik K. Olstein* Erik K. Olstein	Independent Trustee
Lisa Zúñiga Ramírez* Lisa Zúñiga Ramírez	Independent Trustee
Gregory M. Wesley* Gregory M. Wesley	Independent Trustee
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 848 to its Registration Statement on Form N-1A with the SEC on January 25, 2024, and is incorporated by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(j)(1)	Consent of Independent Registered Public Accounting Firm